Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Sep. 30, 2018	Dec. 31, 2017
Non-current assets
Goodwill	€ 1,860.0	€ 1,745.6
Intangibles	2,085.6	1,724.4
Property, plant and equipment	342.6	295.4
Other receivables	2.9	4.3
Derivative financial instruments	27.0	18.6
Deferred tax assets	63.5	64.3
Total non-current assets	4,381.6	3,852.6
Current assets
Cash and cash equivalents	156.9	219.2
Inventories	377.6	306.9
Trade and other receivables	205.5	147.1
Indemnification assets	79.7	73.8
Derivative financial instruments	11.8	2.1
Total current assets	831.5	749.1
Total assets	5,213.1	4,601.7
Current liabilities
Trade and other payables	492.7	477.5
Current tax payable	194.4	145.3
Provisions	58.6	68.0
Loans and borrowings	6.6	3.3
Derivative financial instruments	1.6	7.8
Total current liabilities	753.9	701.9
Non-current liabilities
Loans and borrowings	1,762.8	1,395.1
Employee benefits	193.9	188.4
Trade and other payables	1.3	1.8
Provisions	68.3	72.8
Derivative financial instruments	41.4	61.4
Deferred tax liabilities	388.1	327.7
Total non-current liabilities	2,455.8	2,047.2
Total liabilities	3,209.7	2,749.1
Net assets	2,003.4	1,852.6
Equity
Share capital	0.0	0.0
Capital reserve	1,745.2	1,623.7
Share based compensation reserve	9.6	2.9
Founder Preferred Share Dividend reserve	372.6	493.4
Translation reserve	88.3	83.2
Cash flow hedging reserve	10.0	(3.0)
Accumulated deficit	(221.8)	(347.6)
Equity attributable to owners of the parent	2,003.9	1,852.6
Non-controlling interests	(0.5)	0.0
Total equity	€ 2,003.4	€ 1,852.6